Other investments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Other investments	Other investments

				$ million
		2023		2022
	Current	Non-current	Current	Non-current
Equity investments[a]	—	1,177	—	1,040
Contingent consideration	754	939	364	1,522
Other	89	73	214	108
	843	2,189	578	2,670
aThe majority of equity investments are unlisted.
Contingent consideration relates to amounts arising on disposals which are financial assets classified as measured at fair value through profit or loss. The fair value is determined using an estimate of discounted future cash flows that are expected to be received and is considered a level 3 valuation under the fair value hierarchy. Future cash flows are estimated based on inputs including oil and natural gas prices, production volumes and operating costs related to the disposed operations. The discount rate used is based on a risk-free rate adjusted for asset-specific risks. The contingent consideration principally relates to the disposal of our Alaskan business.
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2023	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	3,006	—	3,032
Loans		1,725	457	—	2,182
Trade and other receivables	20	31,354	—	—	31,354
Derivative financial instruments	30	—	22,444	119	22,563
Cash and cash equivalents	25	27,804	5,226	—	33,030
Financial liabilities
Trade and other payables	22	(65,516)	—	—	(65,516)
Derivative financial instruments	30	—	(13,545)	(2,107)	(15,652)
Accruals		(7,837)	—	—	(7,837)
Lease liabilities	28	(11,121)	—	—	(11,121)
Finance debt	26	(51,954)	—	—	(51,954)
		(75,519)	17,588	(1,988)	(59,919)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2022	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	3,222	—	3,248
Loans		1,245	341	—	1,586
Trade and other receivables	20	33,535	—	—	33,535
Derivative financial instruments	30	—	24,395	—	24,395
Cash and cash equivalents	25	25,611	3,584	—	29,195
Financial liabilities
Trade and other payables	22	(69,586)	—	—	(69,586)
Derivative financial instruments	30	—	(22,481)	(3,674)	(26,155)
Accruals		(7,631)	—	—	(7,631)
Lease liabilities	28	(8,549)	—	—	(8,549)
Finance debt	26	(46,944)	—	—	(46,944)
		(72,293)	9,061	(3,674)	(66,906)